SHAREHOLDERS' EQUITY - Schedule of number of reserved and authorized shares under the equity incentive plans (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding	7,233,044	7,778,108
Stock unit outstanding	2,767,969	2,408,346
Ordinary shares available for issuance under the Equity Incentive Plans	2,289,731
Total Reserved and Authorized Shares as of December 31, 2022	12,290,744
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	2,459,201	2,219,853
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	308,768	188,493